Note 10 - (Loss) Earnings Per Common Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Class of Warrant or Right, Outstanding	2,399,141	2,673,406	5,273,820
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0